Filed pursuant to Rule 497(e)
under the Securities Act of 1933.
File No. 333-18737
File         No. 811-07989



METROPOLITAN WEST FUNDS


METROPOLITAN WEST TOTAL RETURN BOND FUND

METROPOLITAN WEST LOW DURATION BOND FUND

METROPOLITAN WEST SHORT-TERM INVESTMENT FUND

METROPOLITAN WEST ALPHATRAK 500 FUND



Supplement dated July 23, 1998
to Prospectus dated June 29, 1998




All information set forth in the Prospectus and on the Account
Application Form which relates to purchase or exchange of shares is hereby supplemented as follows:


With respect to purchases of the AlphaTrak 500 Fund, as of the date hereof, this Fund was not yet available for sale in all states.

Prior to initiating a purchase in this Fund, please call (800) 241-4671 to verify that shares of the Fund are registered for sale in your state of residence.






INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.